MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.








FUND LOGO








Quarterly Report

November 30, 1996





This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011




Merrill Lynch Senior Floating Rate Fund, Inc.


DEAR SHAREHOLDER


During most of the quarter ended November 30, 1996, Merrill Lynch Senior Floating Rate Fund, Inc. was invested in an environment of moderate to strong economic growth with little sign of inflation. The nation's economy appears to have accelerated in the fourth quarter of 1996 after slowing in the previous period. A 1.9% jump in the November construction spending report came on the heels of surprisingly solid strength in other corners of the economy. A rebound in consumer spending, the biggest increase in industrial output in about nine months, and a surge in exports all indicated an accelerating growth rate.

At November 30, 1996, over 98% of the Fund's investments in corporate loans were accruing interest at a spread above the London Interbank Offered Rate (LIBOR), the rate that major international banks charge each other for dollar-denominated deposits outside the United States. LIBOR has historically tracked very closely with other short-term interest rates in the United States, particularly the Federal Funds rate. A steady inflow of cash from new subscriptions pushed down the Fund's yield in the first half of the period. However, yields bounced back later in the quarter as the primary deal flow improved and the Fund's cash position was substantially reduced through primary and secondary purchases. Meanwhile, the three-month LIBOR traded in a relatively narrow range of 5.50%--5.65% during the second half of the year, even with long-term interest rates exhibiting more volatility. The average LIBOR reset on the Portfolio's investments was 55 days at the end of the period. The yield typically reflects any sustained decrease, or increase, up or down, in short-term interest rates within a one-month to two-month period, depending on the Fund's cash position.

Portfolio Performance
With this interest rate environment and economic growth as a backdrop, Merrill Lynch Senior Floating Rate Fund, Inc. ended the quarter with approximately $2.8 billion out of $2.9 billion, or 96.5%, of its net assets committed for investment in corporate loan interests. Assets not invested in loan interests were invested in high-quality, short-term securities. Net of trades not yet closed, the Fund had $2.7 billion, or 93%, invested in corporate loan interests.

The Fund's effective net annualized yield for the quarter ended November 30, 1996 was 6.56%, compared to a yield of 7.15% for the prior year. The Fund's net asset value continued to remain relatively stable throughout the November quarter. During the three-month period, the Fund earned $0.161 per share income dividends, representing a net annualized yield of 6.56%, based on a month-end per share net asset value of $9.98. The Fund's total investment return was +1.52%, based on a change in net asset value from $9.99 to $9.98, and assuming reinvestment of $0.163 per share income dividends. Since inception (November 3, 1989) through November 30, 1996, the Fund's total investment return was +62.81%, based on a $0.02 change in per share net asset value from $10.00 to $9.98, and assuming reinvestment of $4.899 per share income dividends.

Investment Activities
The Fund's investment strategy remained unchanged: to invest in leveraged transactions in which the borrower has strong market share, experienced management, consistent cashflows and appropriate risk/reward in the form of its floating rate spread over the prime rate or LIBOR. In addition, we look for companies with significant underlying asset and franchise value, strong capital structures, and equity sponsors that support their investments. The Fund's three largest positions, Jefferson Smurfit Company/Container Corp. of America, Federated Department Stores Inc. and Marcus Cable Operating Co., are examples of this strategy. The advantages of adhering to this strategy are borne out by both the relative stability of the Fund's net asset value and the continued flexibility of our borrowers as they access capital markets.

In our opinion, a stable economy and relatively low cost of carry for debt helped maintain reasonably strong credit fundamentals in the bank loan market. In most industries, including cyclicals, prices remained firm based on strong underlying collateral value, as well as a dearth of sellers as investors were reluctant to part with high-coupon senior secured paper that they could not replace. Paper companies, particularly those involved in market pulp, newsprint and fresh sheet ungrounded, saw prices slide slightly from earlier in the year and volumes decline as customers continued to limit purchases to immediate needs, leaving producers and intermediaries with excess inventories. Cable television, another large sector investment for the Fund, is maturing and experiencing increasing competition from digital broadcast satellite systems and wireless cable, which limits cable operators' ability to increase penetration and raise rates. As a result, growth by acquisition has become more the rule than the exception.

As evidenced by the number of investments in the Fund, it has become more diversified by sector and by actual number of issuers. This is in part by design to help lessen credit exposure to any one holding, but it is also caused by the number of investors in the market today. This resulted in smaller allocations in our market, continued strong demand and improved liquidity. We expect these trends to continue for the foreseeable future.

During the quarter ended November 30, 1996, we were faced with the challenge of staying fully invested in a market characterized by numerous refinancings driven by the extremely strong public debt and equity markets. In the last quarter, these included names such as Eller Industries, Inc., Metro Goldwyn Mayer Co., PrimeCo and Gulfstream Aerospace Corp. Finally, the Fund continued to be selective in its investment in new leveraged buyouts coming to the market during the course of the November quarter. Examples include our investments in Community HealthSystems Inc. and CSK Auto, Inc. Merger and acquisition financings included such names as CS Brooks Canada, Huntsman Corp., Outdoor Systems, Inc., and Prime Succession International Group. The Fund purchased over $481.6 million in loans in the primary market and over $97 million in the secondary market. This was offset by the sale of $36 million in investments and the full or partial prepayment of over $239.8 million during the three months ended November 30, 1996.

The leveraged bank loan market remained robust as continued strong merger and acquisition activity drove transaction volume up. However, the increasing popularity of senior secured bank loans as an asset class among institutional investors has brought many new issuers into the market, increasing the competition for favorable allocations in new transactions. The positive side of the increased demand, in tandem with the proliferation of dealers in the bank loan market, resulted in the highest degree of liquidity that this market has experienced. Secondary trading volume for 1996 is on track to exceed the $34 billion generated in 1995, according to Loan Pricing Corporation. This is up dramatically from the $4 billion of secondary volume generated just five years ago.

As of November 30, 1996, the Fund was invested in 142 different borrowers across 35 industries. The largest industry concentrations were in paper (11.8% of net assets), food and kindred products (6.7%), cable TV services (6.7%), telephone communications (5.0%), and health services (4.9%). The average loan size equaled $19.9 million, or 1.0% of net assets. The largest individual credit exposures were Jefferson Smurfit Company/Container Corp. of America ($94.5 million; 3.1% of net assets); Federated Department Stores ($93.7 million; 3.1%); Marcus Cable Operating Co. ($90.5 million; 3.0%); Riverwood International ($88 million; 2.9%); and Stone Container Corp. ($81.8 million; 2.7%).

The Fund completed its latest quarterly tender offer on October 15, 1996 with 13.1 million shares tendered and accepted for repurchase. The next tender began on December 23, 1996 and concluded on January 21, 1997. The Fund remains open for new shareholder purchases.

In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating
Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President

(R. Douglas Henderson)
R. Douglas Henderson
Vice President and Portfolio Manager



January 17, 1997



SCHEDULE OF INVESTMENTS                                                                                 (in Thousands)
                Face                                      Loan             S&P         Moody's   Stated
Industries     Amount               Borrower              Type            Rating       Rating   Maturity*       Value

                       Senior Secured Floating Rate Loan Interests*
Advertising   $ 8,571  Eller Industries, Inc.             Term A           NR++         NR++     9/30/03    $    8,574
--1.6%         21,429  Eller Industries, Inc.             Term B           NR++         NR++    12/31/04        21,449
               12,500  Outdoor Systems, Inc.              Term A           NR++         NR++    12/31/00        12,516
                  833  Outdoor Systems, Inc.              Term B           NR++         Ba2     12/31/02           836
                3,333  Outdoor Systems, Inc.              Canadian
                                                          Term B           NR++         Ba2     12/31/03         3,346
                       Total Advertising
                       (Cost--$46,234)                                                                          46,721

Aircraft &      5,000  Banner Industries, Inc.            Term B           NR++         NR++     6/30/03         4,991
Parts--        25,000  Gulfstream Aerospace Corp.         Term             NR++         NR++     9/30/02        24,937
1.5%            3,352  Howmet Corp.                       Term B           NR++         Ba3     11/20/02         3,367
                1,856  Howmet Corp.                       Term C           NR++         Ba3      5/20/03         1,864
                3,420  Technetics                         Term             NR++         NR++     6/20/02         3,425
                5,000  Tri Star Inc.                      Term             NR++         NR++     9/30/03         4,950

                       Total Aircraft & Parts
                       (Cost--$43,464)                                                                          43,534

Amusement &    28,615  AMF Group, Inc.                    Axel A           NR++         Ba3      3/31/03        28,856
Recreational   11,280  AMF Group, Inc.                    Axel B           NR++         Ba3      3/31/04        11,389
Services--      4,167  Amfac Parks, Inc.                  Term B           NR++         NR++     9/30/02         4,143
3.0%           15,000  Metro Goldwyn Mayer Co.            Term             NR++         NR++     3/31/04        14,934
                4,678  Orion Pictures Corp.               Term             NR++         Ba2     12/31/00         4,643
                3,900  Panavision Inc.                    Term B           NR++         NR++     3/31/04         3,871
               18,911  Six Flags Entertainment Corp.      Term B           NR++         Ba3      6/23/03        19,017

                       Total Amusement & Recreational
                       Services (Cost--$86,288)                                                                 86,853

Apparel--       9,900  Humphreys Inc.                     Term B           NR++         NR++     1/15/03         9,900
0.6%            6,300  William Carter Co. (The)           Term             BB-          Ba3     10/31/03         6,296

                       Total Apparel (Cost--$16,169)                                                            16,196

Automotive      8,500  CSK Auto Inc.                      Term             NR++         Ba3     10/31/03         8,500
Equipment--    24,524  Collins & Aikman Corp.             Term B           NR++         B1      12/31/02        24,539
2.2%            4,722  Hayes Wheels International, Inc.   Term B           NR++         B1       7/31/03         4,740
                3,778  Hayes Wheels International, Inc.   Term C           NR++         B1       7/31/04         3,792
                3,150  Johnstown America Industrial Inc.  Term A           NR++         B1       3/31/02         3,044
               19,501  Johnstown America Industrial Inc.  Term B           NR++         B1       3/31/03        18,989

                       Total Automotive Equipment
                       (Cost--$63,853)                                                                          63,604

Broadcast--     4,436  Benedek Broadcasting Corp.         Axel A           NR++         Ba3      5/01/01         4,425
Radio &         4,461  Benedek Broadcasting Corp.         Axel B           NR++         Ba3     11/01/02         4,450
TV--1.9%        3,977  Chancellor Broadcasting Inc.       Term B           NR++         Ba2      9/01/03         4,007
                5,000  Citicasters Inc. (Jacor)           Term B           NR++         Ba2      9/17/04         4,988
               16,680  Silver King Communications, Inc.   Term B           NR++         NR++     7/31/02        16,534
               12,000  Sinclair Broadcasting Group Inc.   Term B           NR++         Ba3     11/30/03        11,989
               10,000  Sullivan Broadcasting              Term B           NR++         Ba3     12/31/03        10,006

                       Total Broadcast--Radio & TV
                       (Cost--$56,318)                                                                          56,399


SCHEDULE OF INVESTMENTS (continued)                                                                     (in Thousands)
                Face                                      Loan             S&P         Moody's   Stated
Industries     Amount               Borrower              Type            Rating       Rating   Maturity*       Value

                       Senior Secured Floating Rate Loan Interests*
Building      $ 6,895  Dal Tile International Inc.        Revolving
Materials--                                               Credit           NR++         NR++    12/31/02    $    6,878
3.5%           10,476  Dal Tile International Inc.        Term             NR++         NR++    12/31/02        10,450
               10,000  Euramax Holdings                   Term B           NR++         Ba3      9/30/03        10,000
                4,496  Fenway Holdings, Inc.              Term B           NR++         NR++     9/15/02         4,485
               23,094  MTF Acquisition                    Term B           NR++         NR++    12/31/02        22,978
               29,950  National Gypsum Co.                Term B           NR++         Ba3      9/20/03        30,044
                8,000  RSI Home Products                  Term             NR++         NR++    11/30/99         7,970
                9,875  Walter Industrials, Inc.           Term B           NR++         NR++     2/22/03         9,887

                       Total Building Materials
                       (Cost--$102,509)                                                                        102,692

Cable TV        6,000  Cablevision of Ohio                Term             NR++         NR++    12/31/05         5,985
Services--     24,375  Chelsea Communications             Term B           NR++         NR++     9/30/04        24,284
6.7%           17,459  Classic Cable Inc.                 Term B           NR++         B1       6/30/05        16,979
               18,778  Coaxial Communications             Term B           NR++         NR++    12/31/99        18,637
                5,000  Frontier Vision                    Term B           NR++         NR++     6/30/05         4,981
               10,000  Intermedia Communications, Inc.    Term             NR++         Ba3      1/01/05        10,006
                2,625  Marcus Cable Operating Co.         Revolving
                                                          Credit           NR++         NR++     4/30/14         2,602
               33,937  Marcus Cable Operating Co.         Term A           NR++         NR++    12/31/02        33,831
               43,000  Marcus Cable Operating Co.         Term B           NR++         NR++     4/30/04        43,202
               10,000  Triax Midwest                      Term B           NR++         NR++     6/30/05         9,997
               24,070  Viacom, Inc.                       Term             NR++         Ba2      7/01/02        24,017

                       Total Cable TV Services
                       (Cost--$194,308)                                                                        194,521

Chemicals--     9,157  Cedar Chemical                     Term B           NR++         NR++    10/31/03         9,135
3.7%            5,064  Harris Specialty Chemicals         Revolving
                                                          Credit           NR++         NR++    12/30/01         4,776
                  229  Harris Specialty Chemicals         Term A           NR++         NR++    12/30/99           216
                  366  Harris Specialty Chemicals         Term A           NR++         NR++    12/30/01           345
                1,035  Harris Specialty Chemicals         Term B           NR++         NR++    12/30/99           976
                4,902  Harris Specialty Chemicals         Term B           NR++         NR++    12/30/01         4,623
                4,790  Huntsman Corp.                     Revolving
                                                          Credit           NR++         NR++    12/31/02         4,754
               22,258  Huntsman Corp.                     Term             NR++         NR++    12/31/02        22,182
                7,180  Huntsman Corp.                     Term A           NR++         NR++    12/31/02         7,155
               15,000  Huntsman Corp.                     Term B           NR++         NR++     9/30/03        15,038
                5,000  Hydrochem                          Term B           NR++         NR++     7/01/02         5,000
               20,000  Sterling Chemicals, Inc.           Term B           NR++         B3       9/30/04        19,963
                7,000  Texas Petrochemicals               Term B           NR++         Ba3      6/30/04         6,983
                2,154  Thoro World Systems, Inc.          Term A           NR++         NR++    12/30/99         2,032
                4,837  Thoro World Systems, Inc.          Term B           NR++         NR++    12/30/01         4,561

                       Total Chemicals (Cost--$108,600)                                                        107,739

Consumer        3,212  Playtex Family Products Inc.       Term A           NR++         Ba2      6/30/02         3,192
Products--     29,981  Playtex Family Products Inc.       Term B           NR++         Ba2      6/30/02        29,794
2.1%            7,241  RTI Funding Corp. (Ritvik Toys)    Term B           NR++         NR++     2/07/03         7,268
                7,241  RTI Funding Corp. (Ritvik Toys)    Term C           NR++         NR++     2/07/04         7,268
               15,000  Revlon Consumer Products Corp.     Term             BB           Ba3      9/30/00        14,972

                       Total Consumer Products
                       (Cost--$62,275)                                                                          62,494

Defense--      20,000  Alliant Techsystems, Inc.          Term             NR++         NR++     3/15/01        19,963
0.7%
                       Total Defense (Cost--$19,980)                                                            19,963


SCHEDULE OF INVESTMENTS (continued)                                                                     (in Thousands)
                Face                                      Loan             S&P         Moody's   Stated
Industries     Amount               Borrower              Type            Rating       Rating   Maturity*       Value

                       Senior Secured Floating Rate Loan Interests*
Diversified   $ 5,821  Im Acquisition                     Term             NR++         NR++     6/30/03    $    7,498
Manufacturing   7,484  Im Acquisition                     Term             NR++         NR++     6/30/04         5,832
--0.9%          1,385  IMO Industries, Inc.               Revolving
                                                          Credit           NR++         B1       4/30/01         1,366
                2,596  IMO Industries, Inc.               Term A           NR++         B1       4/30/01         2,569
                3,822  IMO Industries, Inc.               Term B           NR++         B1       4/30/01         3,793
                6,060  Thermadyne Industries, Inc.        Revolving
                                                          Credit           NR++         B2       6/30/01         6,047
                       Total Diversified Manufacturing
                       (Cost--$27,133)                                                                          27,105

Drilling--      4,900  Rigco North America                Term             NR++         B1       9/30/98         4,906
0.2%
                       Total Drilling (Cost--$4,877)                                                             4,906

Drug/             270  Duane Reade Co.                    Term A           NR++         NR++     9/30/97           268
Proprietary    10,000  Duane Reade Co.                    Term B           NR++         NR++     9/30/99         9,912
Stores--2.1%   33,820  Thrifty Payless Holdings, Inc.     Revolving
                                                          Credit           NR++         B1      12/31/02        33,751
                6,132  Thrifty Payless Holdings, Inc.     Term             NR++         B1      12/31/02         6,131
                9,747  Thrifty Payless Holdings, Inc.     Term A           NR++         B1      12/31/02         9,745

                       Total Drug/Proprietary Stores
                       (Cost--$59,689)                                                                          59,807

Electronics/   21,450  Berg Electronics Inc.              Term             NR++         Ba3     12/31/02        21,423
Electrical      5,600  Communications & Power
Components--           Industries Inc.Term B                               NR++         NR++     8/11/02         5,586
2.3%            4,661  Details, Inc.                      Term A           NR++         NR++     1/31/01         4,661
                9,939  International Wire Corp.           Term B           NR++         NR++     9/30/02         9,977
                9,961  International Wire Corp.           Term C           NR++         NR++     9/30/03         9,998
                7,440  Tracor Inc.                        Term B           NR++         Ba3     10/31/00         7,456
                7,441  Tracor Inc.                        Term C           NR++         Ba3      4/30/01         7,464

                       Total Electronics/Electrical
                       Components (Cost--$ 66,276)                                                              66,565

Financial      15,000  Outsourcing Solutions Inc.         Term B           NR++         B1      10/15/03        15,009
Services--
0.5%                   Total Financial Services
                       (Cost--$ 14,926)                                                                         15,009

Food &          7,481  American Italian Pasta             Term C           NR++         NR++     2/28/04         7,392
Kindred         7,500  Amerifoods                         Term B           NR++         NR++     6/30/01         5,625
Products--      7,500  Amerifoods                         Term C           NR++         NR++     6/30/02         5,625
6.7%            3,980  Ameriking Inc.                     Term B           NR++         NR++     1/31/04         3,982
               15,000  Favorite Brands International      Term B           NR++         B1       8/30/04        15,019
                8,108  International Homefoods            Term B           NR++         Ba3      9/30/04         8,164
                6,892  International Homefoods            Term C           NR++         Ba3      9/30/05         6,939
                8,611  MAFCO Worldwide Corp.              Term B           NR++         NR++     6/30/01         8,546
                4,895  President Baking Co., Inc.         Term B           NR++         NR++     9/30/00         4,887
                3,372  Rykoff-Sexton, Inc.                Term B           NR++         Ba3     10/31/02         3,380
                1,618  Rykoff-Sexton, Inc.                Term C           NR++         Ba3      4/30/03         1,623
               12,800  SC International Corp., Inc.       Caterair 'A'     NR++         B2       9/15/00        12,784
                8,759  SC International Corp., Inc.       Caterair 'B'     NR++         B2       9/15/01         8,786
               13,655  SC International Corp., Inc.       SCI 'A'          NR++         B2       9/15/00        13,638
                1,027  SC International Corp., Inc.       SCI 'A2'         NR++         B2       9/15/00         1,026
               10,923  SC International Corp., Inc.       SCI 'B'          NR++         B2       9/15/02        10,958
                3,010  SC International Corp., Inc.       SCI 'C'          NR++         B2       9/15/03         3,022


SCHEDULE OF INVESTMENTS (continued)                                                                     (in Thousands)
                Face                                      Loan             S&P         Moody's   Stated
Industries     Amount               Borrower              Type            Rating       Rating   Maturity*       Value

                       Senior Secured Floating Rate Loan Interests*
Food &        $ 1,980  Select Beverages Inc.              Term B           NR++         NR++     6/30/01    $    1,982
Kindred         2,970  Select Beverages Inc.              Term C           NR++         NR++     6/30/01         2,977
Products       43,097  Specialty Foods Corp.              Term B           NR++         B2       4/30/01        42,830
(concluded)     7,303  Van De Kamps Inc.                  Term B           NR++         Ba3      4/30/03         7,340
                4,570  Van De Kamps Inc.                  Term C           NR++         Ba3      9/30/03         4,593
                6,645  Volume Services                    Term B           NR++         NR++    12/31/02         6,645
                3,323  Volume Services                    Term C           NR++         NR++    12/31/03         3,323
                4,937  Windsor Quality Food               Term B           NR++         NR++    12/31/02         4,913

                       Total Food & Kindred Products
                       (Cost--$198,680)                                                                        195,999

Funeral Homes   5,925  Loewen Group Inc.                  Revolving
& Parlors--                                               Credit           NR++         Ba1      5/29/01         5,910
1.0%           15,000  Prime Succession International
                       Group                              Axel             BB-          NR++     8/01/03        15,188
                7,000  Rose Hills Acquisition Corp.       Axel A           BB           NR++    12/01/03         7,105

                       Total Funeral Homes & Parlors
                       Cost--$27,853)                                                                           28,203

Furniture &    10,915  Knoll, Inc.                        Term B           B+           B1       8/31/03        10,956
Fixtures--     12,800  Lifestyle Furnishings
0.8%                   International                      Term B           NR++         Ba2      8/31/04        12,848

                       Total Furniture & Fixtures
                       (Cost--$23,577)                                                                          23,804

General        27,344  Federated Department Stores
Merchandise            Inc.                               Revolving
Stores--3.4%                                              Credit           NR++         Ba1      3/31/00        26,882
               29,885  Federated Department Stores
                       Inc.                               Term             NR++         Ba1      3/31/00        29,801
                2,574  Federated Department Stores
                       Inc.                               Term B           NR++         Ba1      3/31/00         2,567
               33,308  Kmart Corp.                        Term A           BB+          Ba1      6/17/99        33,288
                4,485  Music Acquisition                  Term B           NR++         NR++     8/31/01         1,570
                4,952  Music Acquisition                  Term C           NR++         NR++     8/31/02         1,733
                1,902  Saks & Co.                         Term A           NR++         NR++     6/30/98         1,898

                       Total General Merchandise
                       Stores (Cost--$103,594)                                                                  97,739

Grocery        10,400  Big V Supermarkets Inc.            Term B           NR++         NR++     3/15/00        10,270
Stores--        4,863  Bruno's, Inc.                      Term B           NR++         B1       2/18/02         4,886
3.0%            4,521  Bruno's, Inc.                      Term C           NR++         B1       2/18/03         4,542
               10,000  MEDIQ, Inc.                        Term B           NR++         NR++     9/30/04         9,981
                4,500  Pathmark Stores Inc.               Term B           BB-          B1      10/31/99         4,512
                3,850  Ralph's Grocery Company            Revolving
                                                          Credit           NR++         Ba3      6/15/01         3,795
                1,616  Ralph's Grocery Company            Term A           NR++         Ba3      6/15/01         1,623
                4,848  Ralph's Grocery Company            Term B           NR++         Ba3      6/15/02         4,875
                4,847  Ralph's Grocery Company            Term C           NR++         Ba3      6/15/03         4,889
                4,847  Ralph's Grocery Company            Term D           NR++         Ba3      2/15/04         4,889
                3,000  Ralph's Grocery Company            Term E           NR++         Ba3      6/15/02         3,000
                1,000  Ralph's Grocery Company            Term F           NR++         Ba3      6/15/03         1,000
                1,000  Ralph's Grocery Company            Term G           NR++         Ba3      2/15/04         1,000
                7,795  Smith's Food & Drug Centers,
                       Inc.                               Term B           NR++         Ba3     11/30/03         7,869
                7,795  Smith's Food & Drug Centers,
                       Inc.                               Term C           NR++         Ba3     11/30/04         7,871
                7,795  Smith's Food & Drug Centers,
                       Inc.                               Term D           NR++         Ba3      8/31/05         7,871
                4,197  Star Markets Co., Inc.             Term B           NR++         Ba3     12/31/01         4,184
                3,145  Star Markets Co., Inc.             Term C           NR++         Ba3     12/31/02         3,135

                       Total Grocery Stores
                       (Cost--$89,430)                                                                           90,192


SCHEDULE OF INVESTMENTS (continued)                                                                     (in Thousands)
                Face                                      Loan             S&P         Moody's   Stated
Industries     Amount               Borrower              Type            Rating       Rating   Maturity*       Value

                       Senior Secured Floating Rate Loan Interests*
Health        $16,336  Community Health Systems, Inc.
Services--                                                Term B           NR++         NR++    12/31/03    $   16,376
4.9%           16,336  Community Health Systems, Inc.     Term C           NR++         NR++    12/31/04        16,376
               12,329  Community Health Systems, Inc.     Term D           NR++         NR++    12/31/05        12,360
                3,273  Dade International, Inc.           Term B           NR++         B1      12/31/02         3,297
                3,273  Dade International, Inc.           Term C           NR++         B1      12/31/03         3,301
                3,455  Dade International, Inc.           Term D           NR++         B1      12/31/04         3,489
                2,465  Imed Corp.                         Term B           NR++         B1      11/30/03         2,481
                2,465  Imed Corp.                         Term C           NR++         B1      11/30/04         2,481
                2,320  Imed Corp.                         Term D           NR++         B1      11/30/05         2,335
               13,091  Medical Specialties                Axel             NR++         NR++     6/30/04        13,042
                4,909  Medical Specialties                Term             NR++         NR++     6/30/01         4,891
                6,491  Merit Behavioral Care Corp.        Term A           NR++         B2       6/01/03         6,485
               15,849  Merit Behavioral Care Corp.        Term B           NR++         B2       4/06/02        15,888
               35,000  National Medical Care Inc.         Term             NR++         Bal      9/30/03        34,956
                2,740  OrNda Healthcare Corp.             Revolving
                                                          Credit           NR++         NR++    10/30/01         2,738
                3,425  OrNda Healthcare Corp.             Term             NR++         NR++    10/30/01         3,424

                       Total Health Services
                       (Cost--$143,106)                                                                        143,920

Hotels &        5,646  Doubletree Corporation             Term B           NR++         NR++     6/30/04         5,663
Motels--
0.2%
                       Total Hotels & Motels
                       (Cost--$5,625)                                                                            5,663

Leasing &       3,000  Brand Scaffold                     Term B           NR++         NR++     9/30/03         2,996
Rental          2,000  Brand Scaffold                     Term C           NR++         NR++     9/30/04         1,999
Services--     25,000  PrimeCo                            Term             NR++         B1      12/31/02        25,019
1.0%
                       Total Leasing & Rental
                       Services (Cost--$29,856)                                                                 30,014

Manufacturing   5,060  Aerostructures Hamble
--1.6%                 Holdings PLC                       Term B           NR++         NR++     9/30/03         5,085
                1,840  Aerostructures Hamble
                       Holdings PLC                       Term C           NR++         NR++     9/30/04         1,849
               10,466  Calmar Inc.                        Term A           NR++         B1       9/15/03        10,453
                7,849  Calmar Inc.                        Term B           NR++         B1       3/15/04         7,869
                2,778  Rayovac Corp.                      Term B           NR++         Ba3      9/30/03         2,797
                2,778  Rayovac Corp.                      Term C           NR++         Ba3      9/30/04         2,800
               14,700  Trans Technology Corp.             Term B           NR++         NR++     6/30/02        14,663

                       Total Manufacturing
                       (Cost--$45,207)                                                                          45,516

Measuring,      9,331  CHF/Ebel USA Inc.                  Term B           NR++         NR++     9/30/01         9,331
Analyzing &    10,920  Graphic Controls Corp.             Term B           NR++         B1       9/28/03        10,947
Controlling
Instruments--
0.7%
                       Total Measuring, Analyzing &
                       Controlling Instruments
                       (Cost--$20,201)                                                                          20,278

Metals &        5,000  Alliance Coal                      Term B           NR++         NR++    12/31/02         4,994
Mining--0.7%    4,987  Anker Coal                         Term B           NR++         NR++     6/30/04         4,975
                  220  UCAR International Inc.            Revolving
                                                          Credit           NR++         Ba2     12/31/01           220
                1,319  UCAR International Inc.            Term A           NR++         Ba2     12/31/01         1,321
               10,286  UCAR International Inc.            Term B           NR++         Ba2     12/31/02        10,318

                       Total Metals & Mining
                       (Cost--$21,754)                                                                          21,828


SCHEDULE OF INVESTMENTS (continued)                                                                     (in Thousands)
                Face                                      Loan             S&P         Moody's   Stated
Industries     Amount               Borrower              Type            Rating       Rating   Maturity*       Value

                       Senior Secured Floating Rate Loan Interests*
Packaging--   $ 8,438  IPC, Inc.                          Term B           NR++         B1       9/30/01    $    8,453
1.3%            7,210  Mail-Well, Inc./Supremex           Term A           NR++         Ba2      3/31/03         7,208
                1,254  Mail-Well, Inc./Supremex           Term B           NR++         Ba2      7/31/03         1,254
                2,788  Silgan Corp.                       Revolving
                                                          Credit           NR++         Ba3     12/31/00         2,792
               16,794  Silgan Corp.                       Term B           NR++         Ba3      3/15/02        16,915

                       Total Packaging (Cost--$36,394)                                                          36,622

Paper--11.8%   19,850  Crown Paper Co.                    Term B           BB           Ba3      8/22/03        19,912
               19,474  Fort Howard Corp.                  Term A           BB+          Ba3      3/08/02        19,528
               16,105  Fort Howard Corp.                  Term B           BB+          Ba3     12/31/02        16,206
               24,394  Jefferson Smurfit Company/
                       Container Corp. of America         Revolving
                                                          Credit           BB           Ba3      4/30/01        24,391
                6,564  Jefferson Smurfit Company/
                       Container Corp. of America         Term B           BB           Ba3      4/30/01         6,621
               47,905  Jefferson Smurfit Company/
                       Container Corp. of America         Term B           BB           Ba3      4/30/02        48,324
               12,776  Jefferson Smurfit Company/
                       Container Corp. of America         Term C           BB           Ba3     10/31/02        12,888
               63,571  Riverwood International Corp.      Term B           B+           B1       2/28/04        63,273
               24,429  Riverwood International Corp.      Term C           B+           B1       8/28/04        24,314
               29,744  S.D. Warren Co.                    Term B           NR++         Ba2      6/30/02        29,837
                  933  Stone Container Corp.              Revolving
                                                          Credit           NR++         Ba3      4/01/00           933
               36,625  Stone Container Corp.              Term B           NR++         Ba3      4/01/00        36,819
               25,245  Stone Container Corp.              Term C           NR++         Ba3      4/01/00        25,419
                4,975  Stone Container Corp.              Term D           NR++         Ba3     10/01/03         5,009
                9,500  Stronghaven                        Term B           NR++         NR++     5/15/04         9,464

                       Total Paper (Cost--$339,644)                                                            342,938

Printing &      7,500  Advanstar Communications           Term B           NR++         NR++    12/21/03         7,463
Publishing--   21,250  American Media                     Term B           NR++         Ba2      9/30/02        21,197
3.2%            8,900  Journal News Co.                   Term             NR++         NR++    12/31/01         8,856
                7,000  Marvel Entertainment Group,
                       Inc.                               Term B           NR++         Caa      2/28/02         6,414
                3,202  Print Tech International PLC       Term B           NR++         B1      12/28/01         3,202
               10,000  Treasure Chest                     Term             NR++         Ba3     12/31/02        10,016
               35,000  World Color Press, Inc.            Term C           NR++         B1      12/29/02        34,902

                       Total Printing & Publishing
                       (Cost--$92,646)                                                                          92,050

Rendering--     4,979  CBP Resources Inc.                 Term B           NR++         NR++     9/30/03         4,967
0.2%
                       Total Rendering
                       (Cost--$4,945)                                                                            4,967

Security       19,678  Borg-Warner Corp.                  Term             BBB+         B1      12/31/98        19,623
Systems
Services--
0.7%                   Total Security Systems
                       Services (Cost--$19,530)                                                                 19,623

SCHEDULE OF INVESTMENTS (continued)                                                                     (in Thousands)
                Face                                      Loan             S&P         Moody's   Stated
Industries     Amount               Borrower              Type            Rating       Rating   Maturity*       Value

                       Senior Secured Floating Rate Loan Interests*
Telephone     $ 8,000  Arch Communications Group, Inc.    Term B           NR++         B1      12/31/03    $    8,010
Communi-       18,316  Comcast Corp.                      Term             NR++         Ba3      9/30/04        18,156
cations--         808  MobileMedia Corp.                  Revolving
5.0%                                                      Credit           NR++         C        6/30/02           734
               18,034  MobileMedia Corp.                  Term A           NR++         C        6/30/02        16,251
                5,000  MobileMedia Corp.                  Term B2          NR++         C        6/30/02         4,509
                9,667  MobileMedia Corp.                  Term B           NR++         C        6/30/03         8,718
               65,000  Nextel Communications, Inc.        Term D           NR++         B1       6/30/03        64,309
                  755  Paging Network Inc.                Revolving
                                                          Credit           NR++         Ba2     12/31/04           751
                4,929  Shared Technologies Cellular,
                       Inc.                               Term B           NR++         B1       3/31/03         4,904
               20,000  Western Wireless Corp.             Term B           NR++         B1       3/31/05        20,144

                       Total Telephone Communications
                       (Cost--$148,855)                                                                        146,486

Textiles/Mill   4,655  CS Brooks Canada                   Axel A           NR++         NR++     6/30/02         4,632
Products--     10,345  CS Brooks Canada                   Axel B           NR++         NR++     6/30/01        10,293
0.8%           10,000  Polymer Group, Inc.                Term A           NR++         Ba3      3/31/02         9,900

                       Total Textiles/Mill Products
                       (Cost--$24,895)                                                                          24,825

Transport-     15,937  Atlas Air, Inc.                    Revolving
ation                                                     Credit           NR++         NR++     6/30/98        15,888
Services--     25,000  Continental Micronesia             Axel             NR++         NR++     7/31/03        24,969
2.5%            7,500  International Logistics            Term B           NR++         NR++    12/31/03         7,519
                8,284  Petro PSC Properties L.P.          Term B           NR++         NR++     5/24/01         8,263
               16,057  Ryder TRS                          Term             NR++         Ba3     12/31/01        16,047

                       Total Transportation Services
                       (Cost--$72,486)                                                                          72,686

Waste           5,000  American Disposal Services,
Management             Inc.                               Term             NR++         NR++     6/30/03         4,978
--0.2%
                       Total Waste Management (Cost--$4,970)                                                     4,978

                       Total Senior Secured Floating
                       Rate Loan Interests
                       (Cost--$2,426,147)--83.2%                                                             2,422,439

                Shares
                 Held                  Equity Investments

Cable TV            1  Classic Cable, Inc. (Warrants) (a)                                                           --
Services--0.0%

Drilling--0.0%     12  Rigco North America (Warrants) (a)                                                           --

Restaurants--      44  Flagstar Companies, Inc.                                                                     40
0.0%
                       Total Equity Investments (Cost--$0)--0.0%                                                    40

                       Total Long Term Investments
                       (Cost--$2,426,147)--83.2%                                                             2,422,479


                                       Short-Term Investments

Commercial             American Express Credit Corp. ($30,000 par, maturing 12/10/1996, yielding 5.26%)         29,965
Paper**--15.5%         CSW Credit, Inc. ($16,200 par, maturing 12/16/1996, yielding 5.28%)                      16,167
                       Caterpillar, Inc. ($25,000 par, maturing 12/06/1996, yielding 5.23%)                     24,985
                       Ford Motor Credit Co. ($50,000 par, maturing 12/10/1996, yielding 5.26%                  49,941
                       General Electric Capital Corp. ($78,626 par, maturing 12/02/1996, yielding 5.70%)        78,626
                       General Motors Acceptance Corp. ($30,000 par, maturing 1/21/1997, yielding 5.32%)        29,778


SCHEDULE OF INVESTMENTS (concluded)                                                                     (In Thousands)

                                       Short-Term Investments                                                    Value
Commercial             H.J. Heinz Company ($9,000 par, maturing 1/07/1997, yielding 5.30%)                  $    8,952
Paper**                Lucent Technologies, Inc. ($23,000 par, maturing 12/13/1996, yielding 5.26%)             22,963
(concluded)            Monsanto Co. ($40,000 par, maturing 12/06/1996, yielding 5.25%)                          39,977
                       Morgan (J.P.) & Co. ($50,000 par, maturing 12/02/1996, yielding 5.25%)                   50,000
                       National Fleet Fund, Inc. ($15,000 par, maturing 12/06/1996, yielding 5.26%)             14,991
                       National Fleet Fund, Inc. ($19,100 par, maturing 1/03/1997, yielding 5.32%)              19,010
                       Riverwoods Funding Corp. ($17,500 par, maturing 1/24/1997, yielding 5.31%)               17,363
                       Transamerica Corporation ($25,000 par, maturing  12/05/1996, yielding 5.25%)             24,989
                       U.S. Central Credit ($23,000 par, maturing 1/24/1997, yielding 5.30%)                    22,821

                       Total Commercial Paper (Cost--$ 450,528)                                                450,528

US Government          Federal Home Loan Mortgage Corp. ($30,000 par, maturing 12/09/1996,
& Agency               yielding 5.19%)                                                                          29,970
Obligations**--
1.0%
                       Total US Government & Agency Obligations (Cost--$29,970)                                 29,970

                       Total Short-Term Investments (Cost--$480,498)--16.5%                                    480,498

                       Total Investments (Cost--$2,906,645)--99.7%                                           2,902,977
                       Other Assets Less Liabilities--0.3%                                                       8,225
                                                                                                            ----------
                       Net Assets--Equivalent to $9.98 Per Share Based on 291,839 Shares of
                       Beneficial Interest Outstanding--100.0%                                              $2,911,202
                                                                                                            ==========

(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and numbers of shares are subject to adjustment under certain conditions until expiration date.
 ++Not Rated.
  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate. The interest rates shown are those in effect at November 30, 1996.
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.



OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
John W. Fraser, Vice President
R. Douglas Henderson, Vice President
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863